7. Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
NOTE 7.	GOODWILL AND INTANGIBLE ASSETS

As of December 31, 2020, and December 31, 2019, the Company had $-0- and $6,370,333 in goodwill, respectively. Additionally, the Company had $-0- and $1,834,176 in intangible assets, respectively, for the same periods, ended December 31, 2020, and 2019, respectively. The goodwill and intangible assets arose as a result of the acquisition of AMS. Amortization expense for the years ended December 31, 2020, and 2019 were $126,963 and $128,256 respectively. On December 31, 2020, the Company conducted an impairment test at AMS and determined that all of the goodwill, intangible assets, and the land had been impaired, resulting in a charge of $7,962,694 to the Company’s consolidated statements of operations for the period ended December 31, 2020.